Intangible Asset	12 Months Ended
Mar. 31, 2026
Intangible Asset [Abstract]
INTANGIBLE ASSET

NOTE 8 — INTANGIBLE ASSET

Intangible asset consisted of the following:

	March 31,
	2026	2025
At cost:
Backlog	$2,338,028	$—
	2,338,028	—
Less: accumulated amortization	(438,380)	—
Total	$1,899,648	$—

The acquired backlog is considered a finite-lived intangible asset and is amortized on a straight-line basis over its estimated useful life of 32 months.

Amortization expense for the year ended March 31, 2026, 2025 and 2024 was $438,380, nil and nil, respectively.

The following table summarizes the estimated future amortization expense of the finite-lived intangible asset as of March 31, 2026:

For the year ending March 31,
2027	$876,761
2028	876,761
2029	146,126
Total remaining amortization expense	$1,899,648